COMMITTMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Note 21. COMMITTMENTS AND CONTINGENCIES

Employment Agreements

The Company has employment agreements with its Chief Executive Officer and Senior Vice President of Administration and Chief Financial Officer. The Company may terminate the agreements with or without cause. Subject to the conditions and other limitations set forth in each respective employment agreement, each executive will be entitled to the following severance benefits if the Company terminates the executive’s employment without cause or in the event of an involuntary termination  (as defined in the employment agreements) by the Company or by the executive: (i) a lump sum cash payment equal to between six months and twenty-four months of base salary, based upon specific agreements; (ii) continuation of the executive’s fringe benefits and medical insurance for a period of three years; and (iii) immediate vesting of 50% of each executive’s outstanding restricted stock awards and stock options. In the event that the executive’s employment is terminated within the six months prior to or the thirteen months following a change of control (as defined in the employment agreements), the executive is entitled to the severance benefits described above, except that 100% of each executive’s restricted stock awards outstanding and stock options will immediately vest. Each executive’s eligibility to receive any severance payments or other benefits upon his termination is conditioned upon him executing a general release of liability.

Litigation

Currently, the Company is not involved in any legal proceedings.

Leases

The Company currently leases office, research and development space and miscellaneous small equipment under operating leases, which expire at various dates through December 2013.

At December 31, 2010, future minimum lease payments are as follows:

($ in thousands)
2011	$422
2012	$431
2013	$238
2014	$—
2015	$—
$1,091

Rental expense incurred under operating leases for the years ended December 31, 2010 and 2009 was approximately $496,000 and $419,000, respectively.